PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment - USD ($)	Aug. 31, 2016	May 31, 2016	May 31, 2015
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,674	$ 2,674
Less: accumulated depreciation	(1,115)	(892)	$ 0
Property and equipment, net	1,559	1,782	$ 0
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,674	$ 2,674